PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
Reliance, Inc. Master 401(k) Plan
PLAN TERMINATION
PLAN TERMINATION
7.	PLAN TERMINATION

Although it has not expressed any intent to do so, the Company has the right under the Plan to amend or terminate the Plan at any time, subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested with respect to Company contributions.